Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related party transactions
Schedule of related parties

Name of related parties	Relationship with the Company
Baidu, Inc.	Ultimate holding company

Baidu	Controlling shareholder of the Company

Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”)	An entity controlled by Baidu

Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”)	An entity controlled by Baidu

FuJian Bo Rui Websoft Technology Co., Ltd. (“Bo Rui”)	An entity controlled by Baidu

FuJian Bo Dong Cultural Communication Co., Ltd. (“Bo Dong”)	An entity controlled by Baidu

Frederick Demopoulos	A shareholder of the Company

Beijing Nuo Mi Network Information Technology Co., Ltd. (“Nuo Mi)	An entity controlled by Baidu

Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times)	An entity controlled by Baidu

Schedule of related party transactions

		Years ended December 31,
		2012	2013	2014
	Notes	RMB	RMB	RMB	US$
Online marketing services from Baidu Netcom	(i)	74,296	91,533	165,058	26,603
Online marketing services from Bo Rui		—	202	547	88
Online marketing services from Bo Dong		—	1,195	4,780	770
Online marketing services contributed by Baidu, Inc.	(ii)	6,650	5,920	3,304	533
Online marketing services from Baidu Times		—	—	7,670	1,236
Online marketing services of Baidu Zhixin Cooperation	(b)	—	—	699,983	112,817
Online marketing services from Baidu, Inc.		—	—	4,714	760
Online marketing services from Nuo Mi		—	—	377	61
Loan from Baidu Online	(iii)	100,000	150,000	—	—
Loan from Baidu Netcom	(iv)	50,000	—	—	—
Repayment of loan from Baidu Online	(iii)	100,000	150,000	—	—
Repayment of loan from Baidu Netcom	(iv)	—	50,000	—	—
Loan, and extension of loan to Baidu	(iii)	31,127	99,623	—	—
Repayment of loan to Baidu	(iii)	—	98,975	—	—
Imputed interest	(iii), (iv)	421	2,050	—	—
Loan interest	(iii)	—	115	—	—
Consulting services from Frederick Demopoulos		81	—	—	—

(i)

During the year ended December 31, 2013 and 2014, Baidu Netcom provides online marketing services amounting to RMB91,533 and RMB 165,058 (US$26,603) to the Company, respectively. As one of the largest online marketing service providers in the PRC, Baidu Netcom typically requires upfront payments from its customers. As of December 31 2013 and 2014, such payments amounted to RMB10,000 and RMB22,000 (US$3,546), respectively. The related services are expected to be delivered within the next 12 months.

(ii)

In connection with the Baidu Transaction, the Company and Baidu, Inc. entered into a business cooperation agreement, whereby Baidu, Inc. provides free online marketing services and directs user traffic to the Company’s website. The Company recorded online marketing expenses based on the Company’s estimate of the expenses that would have been incurred if the Company had operated as an unaffiliated entity with a corresponding credit to additional paid in capital. The term of the business cooperation agreement is for an initial term of three years (the “Initial Term”); provided, however that notwithstanding Baidu, Inc.’s Non-Competition Undertaking to the Company survive until the later of (i) the expiration of the Initial Term and (ii) the date on which Baidu, Inc. and its controlled affiliates hold less than 50% of the voting power attaching to the outstanding shares of the Company (on a fully-diluted basis). The business cooperation agreement expired in July, 2014. Upon its expiration, the Company started to pay Baidu, Inc. for the aforementioned online marketing services provided.

(iii)	On November 1, 2012, the Company granted an interest free loan amounting to US$5,000 to Baidu with a term of six months.

On November 9, 2012, the Company was granted a loan amounting to RMB100,000 (US$16,117) from Baidu Online. The loan bore an interest at 0.77% with a repayment term of six months. There were no penalties for early repayment. The Company repaid the loan in full on December 11, 2012. The Company recorded imputed interest expense amounting to RMB421 (US$68) relating to this loan based on the market interest rate of 5.6%.

On April 22, 2013, the Company was granted an interest free loan amounting to RMB100,000 (US$16,117) from Baidu Online with a repayment term of three months to supplement the Company’s RMB working capital needs and to provide RMB funding for establishing a new entity in the PRC. In order to secure such loan, on the same day, the Company also granted an interest free loan amounting to US$11,174 to Baidu with the same three month repayment term, and extended the repayment term of the November 1, 2012 interest free loan amounting to US$5,000 by three months. Both the loans granted by the Company to Baidu were to reciprocate the interest free loan from Baidu Online. On July 22, 2013, the Company repaid the RMB100,000 loan to Baidu in full. The Company recorded imputed interest expense amounting to RMB1,376 (US$222) relating to this loan based on the market interest rate of 5.6%. On August 6, 2013, Baidu also repaid both the US$11,174 and US$5,000 loan, respectively to the Company in full. On September 27, 2013, the Company was granted a loan amounting to RMB50,000 with an annual interest rate of 6% from Baidu Netcom with a repayment term of 15 days to supplement the Company’s RMB working capital needs. On October 12, 2013, the Company repaid the RMB50,000 loan to Baidu in full. The Company recorded interest expense amounting to RMB115 (US$19) relating to this loan.

(iv)

On December 28, 2012, the Company was granted an interest free loan amounting to RMB50,000 (US$8,059) from Baidu Netcom with a repayment term of six months. The Company repaid the loan in full on March 27, 2013. The Company recorded imputed interest expense amounting to RMB674 (US$109) for the year ended December 31, 2013 relating to this loan based on the market interest rate of 5.6%.

Schedule of related party balances outstanding

	As of December 31
	2013	2014
	RMB	RMB	US$
Current assets
Due from related parties:
Baidu Times	—	3,670	592
Baidu Netcom	10,000	25,210	4,063
Nuo Mi	—	11,071	1,784

Total due from related parties	10,000	39,951	6,439

Current liabilities
Due to related parties:
Baidu Netcom	3,452	—	—
Baidu, Inc.	—	4,714	759
Nuo Mi	—	377	61
Baidu Times	—	768	124
Bo Rui	203	50	8
Bo Dong	837	396	64

Total due to related parties	4,492	6,305	1,016